Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Future Unconditional Purchase Obligations	The future unconditional purchase obligations as of December 31, 2021 and 2020 are as follows:

	December 31,

	2021	2020
Within 1 year	374	316
Between 1 and 2 years	273	277
Between 2 and 3 years	199	242
Between 3 and 4 years	136	71
Between 4 and 5 years	47	13
Later than 5 years	3	-
	1,032	919